Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
Sep. 27, 2014
Segment Reporting Information [Line Items]
Countries representing greater than 10% of net sales	The U.S. and China were the only countries that accounted for more than 10% of the Company's net sales in 2014, 2013 and 2012
Customers representing greater than 10% of net sales	No single customer that accounted for more than 10% of net sales in 2014, 2013 or 2012